Stock-Based Compensation - Summary of Employee and Director Restricted Stock and Restricted Stock Highlights (Details) - Employee Restricted Stock Units and Director Restricted Stock Units - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of vested restricted stock units	$ 19.5	$ 16.6	$ 14.0
Tax benefit recognized from vested restricted stock units	$ 3.7	$ 2.5	$ 5.1